Major acquisitions and disposals (Details 3)	3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 Fertilizers Businesses USD ($)	Jun. 30, 2011 Fertilizers Businesses Announced public offer BRL	Sep. 30, 2011 Fertilizers Businesses Announced public offer USD ($)
Purchase price allocation based on the fair values of acquired assets and liabilities
Purchase price	$ 1,018,000,000	$ 6,252,000,000	$ 5,795,000,000
Noncontrolling consideration			767,000,000
Book value of property, plant and equipment and mining rights			(1,987,000,000)
Book value of other assets acquired and liabilities assumed, net			(395,000,000)
Adjustment to fair value of property, plant and equipment and mining rights			(5,146,000,000)
Adjustment to fair value of inventories			(98,000,000)
Deferred taxes on the above adjustments			1,783,000,000
Goodwill			719,000,000
Percentage of free float to be acquired through public offer (as a percent)				100.00%
Public offer cash price for common and preferred shares (in dollars per share)				25.00
Estimated total disbursement				2,200,000,000	$ 1,200,000,000
Estimated total disbursement as a percentage of common shares (as a percent)				0.09%
Estimated total disbursement as a percentage of preferred shares (as a percent)				31.77%